PROFUNDS VP

Supplement dated May 2, 2006

to the Prospectus dated May 1, 2006

The information below supplements and replaces the information included in the Prospectus dated May 1, 2006:

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed the following amounts for the period May 1, 2006 through December 31, 2006.

All ProFunds VP (excluding ProFund VP Money Market and ProFund VP U.S. Government Plus)	ProFund VP U.S. Government Plus	ProFund VP Money Market
1.63%	1.33%	1.30%

After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

ProFund Advisors performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement for which it is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP. Effective May 1, 2006 until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee such that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP for such services. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years.

Please keep this information with your prospectus for future reference.

PROFUNDS VP

Supplement dated May 2, 2006

to the Prospectus dated May 1, 2006

The information below supplements and replaces the information included in the Prospectus dated May 1, 2006:

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed the following amounts for the period May 1, 2006 through December 31, 2006.

ProFunds VP (excluding ProFund VP U.S. Government Plus)	ProFund VP U.S. Government Plus
1.63%	1.33%

After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

ProFund Advisors performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement for which it is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP. Effective May 1, 2006, until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee such that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP for such services. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years.

Please keep this information with your prospectus for future reference.

SUPP0506

JP

PROFUNDS VP

Supplement dated May 2, 2006

to the Prospectus dated May 1, 2006

The information below supplements and replaces the information included in the Prospectus dated May 1, 2006:

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed the following amounts for the period May 1, 2006 through December 31, 2006.

ProFunds VP (excluding ProFund VP Money Market)	ProFund VP Money Market
1.63%	1.30%

After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

ProFund Advisors performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement for which it is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP. Effective May 1, 2006, until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee such that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP for such services. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years.

Please keep this information with your prospectus for future reference.

SUPP0506

WRL

PROFUNDS VP

Supplement dated May 2, 2006

to the Prospectus dated May 1, 2006

The information below supplements and replaces the information included in the Prospectus dated May 1, 2006:

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses of the ProFunds VP, as a percentage of average daily net assets, exceed 1.63% for the period May 1, 2006 through December 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time.

ProFund Advisors performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement for which it is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP. Effective May 1, 2006, until further notice, but at least until December 31, 2006, ProFund Advisors will voluntarily waive a portion of such fee such that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP for such services. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years.

Please keep this information with your prospectus for future reference.

SUPP0506

INGMONY